Investments (Details) - Schedule of summarized financial information of unconsolidated entity - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of summarized financial information of unconsolidated entity [Abstract]
Current assets	$ 659,862	$ 1,150,220
Noncurrent assets	540,393	366,435
Current liabilities	75,957	300,574
Noncurrent liabilities	703,025	382,688
Net sales	2,404,172	148,252
Gross profit	328,249	7,315
Loss from operations	(355,711)	(72,682)
Net loss	$ (364,569)	$ (73,106)